October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 121.8%
Corporate — 23.1%
California Community Choice Financing Authority RB, Sustainability Bonds, 5.00%, 08/01/55(a)	$12,500	$ 13,343,181
California Community Choice Financing Authority, RB(a)
5.00%, 05/01/54	5,000	5,381,738
Sustainability Bonds, 5.00%, 07/01/53	45,200	48,006,481
Sustainability Bonds, 5.00%, 12/01/53	6,670	7,037,461
Sustainability Bonds, 5.25%, 01/01/54	9,000	9,585,651
Sustainability Bonds, 5.50%, 10/01/54	39,775	43,665,031
Series B, Sustainability Bonds, 5.00%, 01/01/55	30,000	32,164,881
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	15,480	16,561,758
Series G, Sustainability Bonds, 5.25%, 11/01/54	50,000	53,565,284
California Municipal Finance Authority, RB(a)
AMT, 3.95%, 10/01/45	14,500	14,483,054
Series A, AMT, 4.38%, 09/01/53	2,935	2,869,316
Series B, AMT, 4.15%, 07/01/51	3,455	3,457,376
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,060,850
California Pollution Control Financing Authority, Refunding RB, AMT, 4.05%, 07/01/43(a)(b)	8,545	8,539,178
Southern California Public Power Authority, RB, Series A, 5.00%, 04/01/55(a)	5,840	6,205,266
		268,926,506
County/City/Special District/School District — 25.1%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	6,053,250
California Enterprise Development Authority, RB, Series B, 5.25%, 11/01/49	10,000	10,335,356
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	1,785	1,720,294
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,893,812
Chaffey Joint Union High School District, GO, CAB(c)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,372,435
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,236,333
Chino Valley Unified School District, GO, Series D, Election 2016, 5.00%, 08/01/55	21,595	23,468,069
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,300	1,302,875
City of Oakland California, GO, Series D, 5.25%, 07/15/48	4,715	5,296,150
Clovis Unified School District, GO
Series B, Election 2020, 5.00%, 08/01/47	8,050	8,588,818
Series C, Election 2020, 4.00%, 08/01/48	7,275	7,187,354
Coachella Valley Unified School District, GO, Series F, Election 2005, (BAM), 5.00%, 08/01/46	2,990	3,041,076
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,889,598
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	861,919
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	5,000	5,006,693
Garden Grove Public Financing Authority, RB, Series A, (BAM), 5.00%, 04/01/49	3,625	3,926,887
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,432,677
Series A, (BAM), 5.25%, 11/01/52	7,000	7,569,076
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,246,043
Security	Par (000)	Value
County/City/Special District/School District (continued)
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	$625	$ 624,509
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, Sustainability Bonds, 4.00%, 12/01/46	7,890	7,929,697
Los Angeles Unified School District, GO, Series RYQ, 4.00%, 07/01/44	10,475	10,515,117
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,381,358
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,268,475
Oakland Unified School District/Alameda County, GO, Series A, (BAM), 4.00%, 08/01/46	14,530	14,138,182
Oxnard School District, GO, Series A, Election 2016, (BAM), 5.00%, 08/01/45	2,500	2,579,934
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,852,000
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,797,627
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	8,219,104
Redwood City School District, GO
Series C, 4.00%, 08/01/44	2,800	2,820,744
Series A, Election 2022, 5.00%, 08/01/52	6,000	6,501,703
San Diego Unified School District, GO, Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,360,859
San Francisco Bay Area Rapid Transit District, GO
Class D1, Election 2016, Sustainability Bonds, 4.25%, 08/01/52	9,500	9,622,249
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,175	9,192,218
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	3,000	3,319,877
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	13,960,349
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	6,435,189
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	4,000	4,447,643
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	17,500	17,649,543
Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/44	9,360	9,386,986
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	7,003,827
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,348,341
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,895,898
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,252,176
		292,932,320
Education — 8.8%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	10,281,590
Series U-7, 5.00%, 06/01/46	7,525	9,096,692
California Enterprise Development Authority, RB(b)
8.00%, 11/15/62	1,760	1,822,585
Series A, 5.00%, 07/01/50	600	587,104
California Municipal Finance Authority, RB, 4.00%, 10/01/51	1,150	1,011,987

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	$290	$ 267,174
5.00%, 08/01/48	350	298,156
California School Finance Authority, RB
5.00%, 08/01/52(b)	1,875	1,885,686
5.00%, 08/01/61(b)	5,315	5,338,703
Series A, 6.00%, 07/01/33	1,390	1,392,764
Series A, 6.30%, 07/01/43	3,000	3,005,473
Series A, 5.00%, 07/01/54(b)	1,150	1,160,984
Series A, 5.00%, 06/01/58(b)	6,615	6,277,907
Series A, 5.00%, 07/01/59(b)	2,565	2,569,369
Series B, 4.00%, 07/01/45(b)	1,005	880,891
California School Finance Authority, Refunding RB(b)
Series A, 5.00%, 07/01/36	755	757,661
Series A, 5.88%, 06/01/53	700	716,710
Sustainability Bonds, 5.50%, 08/01/43	420	444,231
Sustainability Bonds, 5.50%, 08/01/47	400	418,391
California State University, Refunding RB
Series A, 5.00%, 11/01/42	15,000	15,574,133
Series A, 5.00%, 11/01/48	12,395	12,966,948
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	1,500	1,519,564
University of California Refunding RB, Series I, 4.00%, 05/15/35	5,455	5,464,249
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	14,000	14,036,131
Series Q, 3.00%, 05/15/51	6,000	4,751,423
		102,526,506
Health — 8.0%
California Health Facilities Financing Authority, RB
5.00%, 02/01/37	2,625	2,715,491
Series A, 5.25%, 12/01/44	1,375	1,480,549
Series A, 5.00%, 11/15/48	3,000	3,067,543
Series A, 5.00%, 08/15/54	2,020	2,034,331
Series A, 5.00%, 12/01/54	1,000	1,056,625
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	5,038,464
Series A, 5.00%, 11/15/38	1,500	1,565,485
Series A, 4.00%, 03/01/43	545	506,930
Series A, 4.00%, 04/01/45	3,570	3,443,460
Series A, 5.00%, 11/15/48	17,280	17,669,074
Series A-2, 4.00%, 11/01/44	31,000	30,686,511
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	9,250	9,293,779
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,257,900
California Statewide Communities Development Authority, Refunding RB, 5.00%, 03/01/48	5,000	5,062,566
Marin Healthcare District, GO, Election 2013, 4.00%, 08/01/45	5,000	4,883,971
		92,762,679
Housing — 6.8%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 02/01/50(b)	1,155	847,570
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	14,181	13,597,274
Security	Par (000)	Value
Housing (continued)
California Housing Finance Agency, RB, M/F Housing (continued)
Series T, (FHLMC), 4.10%, 07/01/40	$12,000	$ 11,832,730
Series 2021-2, Class A, Sustainability Bonds, (FHLMC), 3.75%, 03/25/35	17,762	17,480,892
Series U, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	9,816,138
Series V, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	9,811,896
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/46	695	545,110
Series A, 3.00%, 09/01/56	1,475	1,019,284
Mezzanine Lien, 4.00%, 05/01/57	5,660	3,959,450
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	575	382,244
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	1,625	1,167,587
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (FNMA), 4.20%, 06/01/40	5,825	5,752,207
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,503,853
		79,716,235
State — 10.4%
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	945	977,615
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	45,360	49,186,973
Series B, 4.00%, 05/01/46	13,180	13,008,870
Series D, 5.00%, 11/01/47	18,275	19,874,386
California Statewide Communities Development Authority, SAB, Series C, 4.00%, 09/02/50	4,985	4,244,398
California Statewide Communities Development Authority, SAB, S/F Housing, 5.00%, 09/02/39	1,060	1,113,926
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	1,275	1,410,899
State of California, Refunding GO
4.00%, 10/01/39	10,000	10,136,457
5.00%, 10/01/45	5,000	5,477,806
5.00%, 10/01/47	10,740	10,917,537
5.00%, 09/01/52	5,000	5,375,897
		121,724,764
Tobacco — 3.2%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	495	505,754
Series A, 4.00%, 06/01/49	2,755	2,502,677
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	7,575	1,647,386
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,800,445
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	57,200	3,401,439
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(d)	5,390	5,834,870
Series B, 5.00%, 06/01/51	13,000	13,669,697
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	$14,735	$ 1,588,391
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,000	2,030,238
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(c)	22,600	4,542,995
		37,523,892
Transportation — 22.7%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,832,228
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	28,750	28,867,323
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, (AGM), 4.38%, 07/01/49	2,400	2,347,108
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	4,640	4,779,952
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	19,726,558
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,732,606
Series A, AMT, 5.00%, 05/15/45	10,000	10,298,184
Series A, AMT, 4.00%, 05/15/49	5,000	4,810,296
Series B, AMT, 5.00%, 05/15/41	8,500	8,575,404
Series B, AMT, 5.00%, 05/15/46	11,280	11,361,857
Series E, AMT, 5.00%, 05/15/44	7,000	7,356,947
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/45	1,940	2,046,079
AMT, 5.50%, 05/15/47	2,450	2,678,365
AMT, Subordinate, 4.00%, 11/15/31(d)	115	118,897
AMT, Subordinate, 5.00%, 05/15/46	5,980	6,281,351
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,104,654
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,772,489
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,159,379
Series A, AMT, 5.00%, 03/01/41	11,250	11,475,967
Series A, AMT, 5.00%, 03/01/47	15,140	15,318,289
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	200,292
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	6,485	6,566,877
Series B, AMT, 5.00%, 07/01/53	6,000	6,229,832
Series B, AMT, Subordinate, 5.00%, 07/01/51	10,000	10,302,581
Series B, AMT, Subordinate, 5.00%, 07/01/56	14,855	15,241,455
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	5,150	5,544,958
Series A, AMT, 5.00%, 05/01/47	14,220	14,397,177
Series B, AMT, 5.00%, 05/01/46	5,870	5,915,809
Series E, AMT, 5.00%, 05/01/45	2,515	2,595,109
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series E, AMT, 5.00%, 05/01/50	$27,195	$ 27,806,564
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,677,047
		264,121,634
Utilities — 13.7%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	6,000	6,391,615
Series A, 5.25%, 07/01/54	3,500	3,680,949
Sustainability Bonds, 4.00%, 10/01/44	11,370	11,624,976
Sustainability Bonds, 5.00%, 10/01/48	10,000	10,461,173
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(b)	1,000	1,030,068
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	15,000	14,897,133
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,352,131
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	4,067,422
Series B, Sustainability Bonds, 4.00%, 06/01/45	5,500	5,502,539
Imperial Irrigation District Electric System Revenue, Refunding RB, Series B-2, 5.00%, 11/01/41	7,750	7,976,228
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,945,557
Series A, 5.00%, 07/01/53	2,740	2,948,618
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series D, 5.00%, 07/01/52	6,155	6,631,643
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	10,420	11,136,791
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/41	2,810	3,116,704
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,309,064
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,962,306
Series K, Sustainability Bonds, 5.00%, 08/15/53	13,000	14,213,787
San Diego Public Facilities Financing Authority, RB, Series A, Subordinate, 5.00%, 05/15/52	6,970	7,486,594
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	5,091,118
Southern California Public Power Authority, RB
5.00%, 07/01/48	20,570	22,494,613
5.00%, 07/01/53	8,750	9,583,621
		159,904,650
Total Municipal Bonds in California		1,420,139,186

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 5.1%
State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$13,134	$ 12,958,477
Series A-1, Restructured, 5.00%, 07/01/58	18,631	18,653,446
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,389,900
Series A-2, Restructured, 4.33%, 07/01/40	4,570	4,522,067
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,055,236
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,744,512
Series B-2, Restructured, 4.33%, 07/01/40	3,024	2,966,292
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,510,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	25,346	8,126,503
Total Municipal Bonds in Puerto Rico		59,927,378
Total Municipal Bonds — 126.9% (Cost: $1,444,822,987)		1,480,066,564
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
California — 24.2%
Corporate — 2.4%
Southern California Public Power Authority, RB, 5.25%, 07/01/53	25,000	27,701,097
County/City/Special District/School District — 8.4%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,536,903
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/52	4,490	4,700,895
AMT, Sustainability Bonds, 5.00%, 05/15/52	4,485	4,695,661
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/43	13,345	14,084,930
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	28,071,345
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, 2nd Series, Class D, AMT, 5.00%, 05/01/48(f)	30,660	31,240,573
		98,330,307
Education — 6.2%
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	60,590,743
University of California, Refunding RB, Series AZ, 5.00%, 05/15/48	12,000	12,459,183
		73,049,926
State — 1.9%
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	20,000	21,768,769
Transportation — 1.9%
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,811,073
Security	Par (000)	Value
Utilities — 3.4%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	$11,690	$ 12,012,810
Southern California Public Power Authority, RB, 5.00%, 07/01/48	25,000	27,339,101
		39,351,911
Total Municipal Bonds in California		282,013,083
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.2% (Cost: $270,313,675)		282,013,083
Total Long-Term Investments — 151.1% (Cost: $1,715,136,662)		1,762,079,647

	Shares
Short-Term Securities
	Money Market Funds — 7.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(g)(h)	89,732,460	89,741,433
	Total Short-Term Securities — 7.7% (Cost: $89,741,433)	89,741,433
	Total Investments — 158.8% (Cost: $1,804,878,095)	1,851,821,080
	Other Assets Less Liabilities — 1.5%	18,138,032
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.2)%	(177,252,528)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.1)%	(526,400,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,166,306,584

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on May 1, 2027, is $21,227,792.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 57,500,237	$ 32,241,196 (a)	$ —	$ —	$ —	$ 89,741,433	89,732,460	$ 444,996	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,480,066,564	$ —	$ 1,480,066,564
Municipal Bonds Transferred to Tender Option Bond Trusts	—	282,013,083	—	282,013,083
Short-Term Securities
Money Market Funds	89,741,433	—	—	89,741,433
	$89,741,433	$1,762,079,647	$—	$1,851,821,080
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(175,909,988)	$—	$(175,909,988)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(702,309,988)	$—	$(702,309,988)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments